3. INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
NOTE 3 - INVENTORIES

Inventories consist of material, labor and manufacturing overhead and are recorded at the lower of cost, using the weighted average cost method, or net realizable value.

The components of inventories at June 30, 2014 and December 31, 2013, net of inventory reserves, were as follows:

	2014	2013
Raw materials	$1,259	$7,672
Work in process	-	-
Finished goods	171,697	102,953
	$172,956	$110,625

The Company periodically reviews quantities of inventory on hand and compares these amounts to expected usage of each particular product or product line. The Company records, as a charge to cost of sales, any amounts required to reduce the carrying value to net realizable value.

Inventories consist of material, labor and manufacturing overhead and are recorded at the lower of cost, using the weighted average cost method, or net realizable value.

The components of inventories at December 31, 2013 and 2012, net of inventory reserves, were as follows:

	2013	2012
Raw materials	$7,672	$13,125
Work in process	-	-
Finished goods	102,953	3,684
Total	$110,625	$16,809

The Company periodically reviews quantities of inventory on hand and compares these amounts to expected usage of each particular product or product line. The Company records, as a charge to cost of sales, any amounts required to reduce the carrying value to net realizable value.